Other non-current assets, net (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Amount receivable in respect of capital leases	$ 2,880,000	$ 0
Equipment, fixtures & fittings	706,484	697,546
Other Assets, Noncurrent	$ 3,586,484	$ 697,546